Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	R 100,266	R 16,409
Lease obligations	124,045	103,369
Trade and other payables	250,970	235,510
Loans from related parties	2,134	893,338
Bank overdraft	13,722	28,839
Less than 1 year [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	22,408	5,626
Lease obligations	50,821	40,275
Trade and other payables	250,970	235,510
Loans from related parties	2,134	893,338
Bank overdraft	13,722	28,839
2 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	43,884	5,626
Lease obligations	42,853	28,426
Trade and other payables
Loans from related parties
Bank overdraft
3 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	17,938	5,157
Lease obligations	17,305	16,168
Trade and other payables
Loans from related parties
Bank overdraft
4 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	16,036
Lease obligations	4,733	5,749
Trade and other payables
Loans from related parties
Bank overdraft
>5 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans
Lease obligations	8,333	12,751
Trade and other payables
Loans from related parties
Bank overdraft